Earnings (loss) per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Earnings per share [abstract]
Disclosure of detailed information about earnings (loss) per share [Table Text Block]
	Nine months ended September 30, 2020	Twelve months ended December 31, 2019
Issued common shares, beginning of period	383,996	3

Effect of shares issued from:

Conversion of directors converted loans	-	101,174
Conversion of parent company converted loans	-	126,055
Exercise of options	447	-
Conversion of convertible notes, including interest	7,126	21,769
Issuance for services	1,373	-
Issuance for technology acquisition (Note 4 (b))	1,272	-
Issuance of for equity private placements	45,665	-
Qualifying transaction (Note 4(a))	752	-
Weighted average number of basic common shares	440,631	249,001

Dilutive securities:
Stock options	-	-
Warrants	-	-

Weighted average number of dilutive common shares	440,631	249,001

	Year ended	Year ended	Nine months ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Issued common shares, beginning of year	699,511	589,518	383,996
Effect of shares issued from:
Exercise of warrants	10,593	4,383	-
Issuance of bonus shares (Note 10)	8,262	-	-
Private placements	4,571	21,810	45,665
Conversion of stock units	3,703	31	-
Acquisition of Police Ordnance (Note 4(a))	3,144	-	-
Conversion of contingent shares (Note 4(a))	386	-	-
Debt settlements	132	1,038	-
Exercise of options	-	9,118	447
Asset acquisitions (Note 4(b))	-	6,027	1,272
Amended license agreement (Note 26)	-	626	-
Exercise of broker options	-	170	-
Conversion of convertible notes, including interest	-	-	7,126
Services rendered	-	-	1,373
Foremost's QT	-	-	752
Weighted average number of basic common shares	730,302	632,721	440,631

Dilutive securities:
Stock options	-	-	-
Warrants	-	-	-
Weighted average number of dilutive common shares	730,302	632,721	440,631